Schedule of provision for allowance for doubtful accounts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 833	R$ 712
Residential [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	221	110
Industrial [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	185	188
Commercial Services And Other [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	220	190
Rural [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	34	30
Public Authorities [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	45	83
Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	2	2
Public Service [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	38	35
Network Fees [Member]
IfrsStatementLineItems [Line Items]
Allowance account for credit losses of financial assets	R$ 88	R$ 74